Related Parties - Disclosure of Related Party Transactions by Financial Statement Line Item (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income statements [abstract]
Finance costs	$ (5,510)	$ (10,021)
Cash generated from operating activities
Interest received	20,407	84,080
Interest paid	(316,778)	(427,464)
Cash flows from investing activities
Receivable from related party: amounts withdrawn	511,284	1,375,000
Balance Sheets
Trade and other receivables	852	5,763
Trade and other payables	(65,552)	(65,903)
Rio Tinto [member]
Income statements [abstract]
Cost recoveries - Turquoise Hill	2,803	710
Management services payment	(28,305)	(31,041)
Cost recoveries - Rio Tinto	(38,213)	(42,836)
Cash and cash equivalents	2,329	16,194
Receivable from Rio Tinto	2,123	64,285
Income (loss) from transactions with related party	(169,317)	(101,400)
Cash generated from operating activities
Interest received	9,848	58,850
Interest paid	(107,948)	(156,814)
Cash flows from investing activities
Receivable from related party: amounts withdrawn	511,284	1,375,000
Expenditures on property, plant and equipment:
Management services payment and cost recoveries - Rio Tinto	(75,470)	(60,828)
Balance Sheets
Cash and cash equivalents		210,000
Trade and other receivables	852	5,763
Prepaid expenses and other assets	83,144	82,808
Receivable from related party and other non-current financial assets		511,284
Total	18,444	743,952
Rio Tinto [member] | Completion Support Fee [member]
Income statements [abstract]
Finance costs	(110,054)	(108,712)
Rio Tinto [member] | Management Services [member]
Balance Sheets
Trade and other payables	(13,137)	(14,156)
Rio Tinto [member] | Cost recoveries [member]
Balance Sheets
Trade and other payables	$ (52,415)	$ (51,747)